Share capital - Movements (Details) - EUR (€) € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Share capital
Opening balance	€ (32,911)	€ 300,806
Closing balance	€ (281,671)	€ 165,628
Issued capital
Share capital
Opening balance (in shares)	145,021	130,971
Repurchase of ordinary shares (in shares)		(5,000)
Issuance of ordinary shares of $0.000001 each (in shares)		19,050
Cancellation of treasury shares (including repurchase of 14,180 thousand ordinary shares in 2025 and 5,246 thousand ordinary shares in 2024) (in shares)	(19,426)
Closing balance (in shares)	125,595
Share premium
Share capital
Opening balance	€ 783,883	€ 743,501
Repurchase of ordinary shares		(25,023)
Issuance of ordinary shares of $0.000001 each		€ 65,405
Cancellation of treasury shares (including repurchase of 14,180 thousand ordinary shares in 2025 and 5,246 thousand ordinary shares in 2024)	(66,074)
Closing balance	€ 717,809